Other Income - Schedule of Other Income (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Other Income [Abstract]
Gain on disposal of plant and equipment	RM 248,949	$ 55,718
Proceeds from sale of scraped materials			19,692
Sundry income	7,656	1,714
Total other income	RM 256,605	$ 57,432	RM 19,692